EMPLOYEE OPTIONS (Details)				1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Mar. 20, 2015 USD ($) $ / shares shares	Jan. 02, 2015 USD ($) $ / shares shares	Sep. 02, 2009 shares	Apr. 30, 2014 shares	Sep. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Dec. 31, 2013 $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 $ / shares shares
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					202,100	196,300		167,500	202,100		196,300	167,500	176,300
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number					167,268	150,466		121,150	167,268		150,466	121,150
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares					$ 6.00	$ 4.50		$ 4.50	$ 6.00		$ 4.50	$ 4.50	$ 4.50
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Forfeiture Rate						26.00%		23.00%	26.00%
Share-based Compensation | $									$ 145,591	$ 114,651	$ 147,097	$ 184,973
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		3,600							8,600		49,500	9,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares									$ 18.50		$ 6.50	$ 5.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested | $											$ 475,000
2009 Long Term Incentive Plan [Member]
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					202,100	196,300			202,100		196,300
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number					167,268	150,466			167,268		150,466
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares					$ 4.50	$ 4.50			$ 4.50		$ 4.50
Share-based Compensation | $					$ 49,759		$ 36,009		$ 145,591	$ 114,651
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											49,500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares											$ 6.50
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount | $											$ 311,490
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years								10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											3 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | $					$ 426,076	$ 448,000			$ 426,076		$ 448,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									1 year 229 days		1 year 277 days
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			20,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized				2,000,000
Share-based Compensation Award, Tranche One [Member] | 2009 Long Term Incentive Plan [Member]
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			5 years
Share-based Compensation Award, Tranche Three [Member] | 2009 Long Term Incentive Plan [Member]
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
Share-based Compensation Award, Tranche Four [Member] | 2009 Long Term Incentive Plan [Member]
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											24 months
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage											33.00%
Director [Member]
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											1,500
Number of Directors											3
Officer [Member]
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											48,000
Number of Officers											4
Options Issued to Each Director [Member] | 2009 Long Term Incentive Plan [Member]
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		1,200
Options Issued to Directors [Member] | 2009 Long Term Incentive Plan [Member]
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	$ 11.00	$ 5.00
Number of Directors		3
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount | $	$ 6,646	$ 55,179
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		for a three-year period, with 33% vesting on the one-year anniversary of the grant date, and the remainder vesting ratably over the next eight quarters
Options Issued to Directors [Member] | Share-based Compensation Award, Tranche One [Member] | 2009 Long Term Incentive Plan [Member]
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	33.00%	33.00%
Options Issued to Directors [Member] | Share-based Compensation Award, Tranche Two [Member] | 2009 Long Term Incentive Plan [Member]
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	24 months	24 months
Options Issued to New Employees [Member] | 2009 Long Term Incentive Plan [Member]
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	4,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	$ 5.00
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount | $	$ 50,281
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Options Issued to New Employees [Member] | Share-based Compensation Award, Tranche One [Member] | 2009 Long Term Incentive Plan [Member]
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	three year vesting period, 33% vesting on the one-year anniversary of the grant date, and the remainder vesting ratably over the next eight quarters
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	33.00%
Options Issued to New Employees [Member] | Share-based Compensation Award, Tranche Two [Member] | 2009 Long Term Incentive Plan [Member]
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	24 months